Restructuring expenses	12 Months Ended
Dec. 31, 2020
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In connection with the key strategic growth initiatives announced in July 2020, restructuring expenses of CHF  157 million were recognized in 2020. Restructuring expenses may include severance expenses, expenses in connection with the acceleration of certain deferred compensation awards, pension expenses and real estate contract termination costs.
Restructuring expenses by type
in	2020	2019	2018
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	107	–	246
of which severance expenses	69	–	169
of which accelerated deferred compensation	38	–	77
General and administrative-related expenses	50	–	380
of which pension expenses	38	–	74
Total restructuring expenses	157	–	626
Restructuring liabilities
	2020			2019					2018
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits		General and administrative expenses		Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	–	–	–	156		190		346	196	110	306
Net additional charges [1]	69	6	75	–		–		–	169	219	388
Reclassifications	–	–	–	(156)	[2]	(190)	[3]	(346)	–	–	–
Utilization	(19)	(4)	(23)	–		–		–	(209)	(139)	(348)
Balance at end of period	50	2	52	–		–		–	156	190	346
1
The following items for which expense accretion was accelerated in 2020 and 2018 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 27 million and CHF 56 million, respectively; unsettled pension obligations of CHF 38 million and CHF 74 million, respectively, which remain classified as pension provisions; unsettled cash-based deferred compensation of CHF 11 million and CHF 21 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 6 million and CHF 87 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 In 2019, CHF 97 million was transferred to litigation provisions and CHF 59 million was transferred to other liabilities.
3 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.

Bank
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In connection with the key strategic growth initiatives announced in July 2020, restructuring expenses of CHF  122 million were recognized in 2020.
> Refer to “Note 12 – Restructuring expenses” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Restructuring expenses by type
in	2020	2019	2018
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	102	–	233
of which severance expenses	66	–	157
of which accelerated deferred compensation	36	–	76
General and administrative-related expenses	20	–	295
of which pension expenses	8	–	0
Total restructuring expenses	122	–	528
Restructuring liabilities
	2020			2019					2018
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits		General and administrative expenses		Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	–	–	–	152		190		342	191	110	301
Net additional charges [1]	66	6	72	–		–		–	157	216	373
Reclassifications	–	–	–	(152)	[2]	(190)	[3]	(342)	–	–	–
Utilization	(19)	(4)	(23)	–		–		–	(196)	(136)	(332)
Balance at end of period	47	2	49	–		–		–	152	190	342
1
The following items for which expense accretion was accelerated in 2020 and 2018 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 25 million and CHF 55 million, respectively; unsettled pension obligations of CHF 8 million and CHF 0 million, respectively, which remain classified as pension provisions; unsettled cash-based deferred compensation of CHF 11 million and CHF 21 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 6 million and CHF 79 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 In 2019, CHF 97 million was transferred to litigation provisions and CHF 55 million was transferred to other liabilities.
3 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.